PRINCIPAL ACCOUNTING POLICIES - Goodwill and other intangible assets to sales and marketing (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Impairment of goodwill		¥ 0	¥ 0	¥ 0
Impairment on other intangible assets		0	0	0
Accrued liability for customer reward program
Amount of accrued liability for group's customers reward program	$ 91,596,964		430,852,908		¥ 593,346,816
Amount of expenses for group's customers reward program		399,000,000	355,000,000	203,000,000
Allowance for doubtful accounts activity
Balance at beginning of year		14,707,184	5,896,903	4,351,963
Provision for doubtful accounts	$ 4,952,420	32,080,786	11,737,580	2,842,681
Write-offs		(8,550,312)	(2,927,299)	(1,297,741)
Balance at end of period		38,237,658	14,707,184	5,896,903
Sales and marketing
Advertising expenses		¥ 1,800,000,000	¥ 1,200,000,000	¥ 538,000,000
Minimum
Intangible assets
Intangible asset useful life	3 years	3 years
Maximum
Intangible assets
Intangible asset useful life	10 years	10 years